Expense Example - Alpha Architect US Equity 3 ETF - Alpha Architect US Equity 3 ETF Class	Mar. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48